Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue	[1]	$ 523,940	$ 411,162	$ 421,711
Cost of revenue		(142,479)	(126,675)	(154,213)
Gross profit		381,461	284,487	267,498
Operating expenses
Selling and marketing		(166,288)	(121,466)	(170,149)
General and administrative		(72,626)	(64,683)	(78,181)
Technology and product development		(71,308)	(63,251)	(73,535)
Total operating expenses		(310,222)	(249,400)	(321,865)
Operating income / (loss)		71,239	35,087	(54,367)
Financial income		2,389	8,327	10,797
Financial expense	[2]	(19,268)	(15,079)	(23,702)
Income / (loss) before income taxes		54,360	28,335	(67,272)
Income tax expense		(11,994)	(10,538)	(18,004)
Net income / (loss)		$ 42,366	$ 17,797	$ (85,276)
Earnings per share available to common stockholders:
Basic		$ 0.69	$ 0.30	$ (1.49)
Diluted		$ 0.69	$ 0.30	$ (1.49)
Shares used in computing earnings per share (in thousands):
Basic		61,457	58,518	57,078
Diluted		61,548	58,609	57,186

[1]	Includes $37,000, $27,008 and $22,911 for related party transactions for the years 2017, 2016 and 2015, respectively. See note 14.
[2]	Includes $8,601, $10,516 and $17,218 for factoring of credit card receivables for the years ended 2017, 2016 and 2015, respectively.